Subsequent events	6 Months Ended
Mar. 31, 2022
Subsequent events
Subsequent events

Note 22 – Subsequent events

On April 8, 2022, Zhoushan Xinyue Trading Co., Ltd (“Zhoushan Trading”) was incorporated under the laws of the PRC. Hangzhou Forasen owns 100% interest in Zhoushan Trading.

On April 13, 2022, Ningbo Nadoutong Trading Co., Ltd (“Ningbo Trading”) was incorporated under the laws of the PRC. CN Energy Development owns 100% interest in Ningbo Trading.

On April 30, 2022, the Company issued 2,764,351 Class A ordinary shares at $2 per ordinary share for gross proceeds of $5,528,702 via private placement.